Fair Value Measurements (Details) - Schedule of Recurring Basis Using Significant Unobservable Inputs (Level 3) - Level 3 [Member] - USD ($)	3 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Forward purchase agreement [Member]
Schedule of Recurring Basis Using Significant Unobservable Inputs (Level 3) [Line Items]
Balance at beginning	$ 20,640,600
Initial measurement		20,889,950
Change in fair value	(15,824,800)	(249,350)
Balance at ending	4,815,800	20,640,600
Warrants – Series A and B [Member]
Schedule of Recurring Basis Using Significant Unobservable Inputs (Level 3) [Line Items]
Balance at beginning	21,170,850
Initial measurement		12,739,000
Change in fair value	(9,141,900)	8,431,850
Balance at ending	$ 12,028,950	$ 21,170,850